Business Acquisitions (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 10, 2020	Jan. 14, 2020	Sep. 14, 2019	Dec. 21, 2020	Jun. 30, 2021	Dec. 31, 2020
Gulf Coast Environmental Systems, LLC [Member]
Business Acquisitions (Details) [Line Items]
Goodwill					$ 2,700,000	$ 2,700,000
Gulf Coast Environmental Systems, LLC [Member] | Loan Purchase Agreement [Member]
Business Acquisitions (Details) [Line Items]
Membership interest percentage		51.00%
Membership interests (in Shares)		5,100
Membership interests outstanding (in Shares)		10,000
Consideration amount		$ 500,000
Percentage of interest transferred		51.00%
Big Run Power Producers, LLC, [Member]
Business Acquisitions (Details) [Line Items]
Contingent consideration	$ 3,000,000
Term of contingent consideration	10 years
Earnout provision amount	$ 300,000
Royalty fees	1,255,000
Additonal liabilities amount of acquisition	2,140,228
Assets acquired	15,777,014
Full amount of contingent consideration	3,000,000
Biofuels San Bernardino Biogas LLC [Member]
Business Acquisitions (Details) [Line Items]
Consideration amount			$ 390,000
PEI Power LLC [Member]
Business Acquisitions (Details) [Line Items]
Assets acquired					$ 40,381,318
Aggregate consideration				$ 29,768,000
Deposit of escrow account				2,456,000		$ 2,456,000
Acquisition costs				$ 2,830,000
Ashland Kentucky [Member] | Big Run Power Producers, LLC, [Member]
Business Acquisitions (Details) [Line Items]
Consideration amount	$ 10,636,787
Loans [Member] | Gulf Coast Environmental Systems, LLC [Member]
Business Acquisitions (Details) [Line Items]
Consideration amount		$ 656,014